Trade and Other Receivables - Other Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IFRS Statement [LineItems]
Amount due from financial institutions relating to the deferred collection of the remaining nominal amount of the sold receivables from several public entities	€ 675	€ 1,220
Amount of receivables sold without recourse to financial institutions	1,593,260	1,188,216	€ 912,204
Finance costs from sale of receivables	€ 9,171	€ 6,053	€ 3,973
Minimum
IFRS Statement [LineItems]
Initial payment usually received under some contracts, expressed as a percentage of the nominal amount of receivables sold less associated sale and purchase costs	90.00%	90.00%	90.00%
Advanced collection of rate on transferred credits	70.00%	70.00%	70.00%
Maximum
IFRS Statement [LineItems]
Initial payment usually received under some contracts, expressed as a percentage of the nominal amount of receivables sold less associated sale and purchase costs	100.00%	100.00%	100.00%
Advanced collection of rate on transferred credits	100.00%	100.00%	100.00%